Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	Pacific Global ETF Trust
Entity Central Index Key	0001747688
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2020
Document Effective Date	Oct. 28, 2020
Prospectus Date	Oct. 28, 2020
Pacific Global™ Focused High Yield ETF | Pacific Global Focused High Yield ETF
Prospectus:
Trading Symbol	FJNK
Pacific Global™ Senior Loan ETF | Pacific Global Senior Loan ETF
Prospectus:
Trading Symbol	FLRT